LOSS PER SHARE - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss attributable to Class A Common Stockholders for basic and diluted loss per share, basic	$ 16,845		$ (3,779)
Net loss attributable to Class A Common Stockholders for basic and diluted loss per share, diluted	$ 16,845		$ (3,779)
Weighted-average shares for basic earnings per share (in shares)	79,619	0	79,236	0	0
Weighted-average shares for diluted earnings per share (in shares)	79,619	0	79,236	0	0
Basic loss per share of Class A Common Stock (in dollars per share)	$ (0.21)	$ 0	$ (0.05)	$ 0	$ 0
Diluted loss per share of Class A Common Stock (in dollars per share)	$ (0.21)	$ 0	$ (0.05)	$ 0	$ 0